WSTCM Global Allocation Risk-Managed Fund
WSTCM GLOBAL ALLOCATION RISK-MANAGED FUND RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the WSTCM Global Allocation Risk-Managed Fund (the "Global Allocation RM Fund") is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.
FEES AND EXPENSES OF THE GLOBAL ALLOCATION RM FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Allocation RM Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WSTCM Global Allocation Risk-Managed Fund - USD ($)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WSTCM Global Allocation Risk-Managed Fund		Investor Shares	Institutional Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		4.31%	1.13%
Acquired Fund Fees and Expenses		0.37%	0.37%
Total Annual Fund Operating Expenses	[1]	5.68%	2.25%
Management Fee Waivers and Expense Reimbursements	[2]	3.81%	0.63%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[1],[2]	1.87%	1.62%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Global Allocation RM Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the "Advisor") has entered into an Expense Limitation Agreement with the Global Allocation RM Fund under which it has contractually agreed to waive or reduce Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, Acquired Fund Fees and Expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.25% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until January 1 2021. The Expense Limitation Agreement may be terminated by the WST Investment Trust (the "Trust") or the Advisor at the end of its then-current term upon not less than 90 days' notice. The Trust's Board of Trustees (the "Board" or "Trustees") may terminate the Expense Limitation Agreement at any time.

Example

This Example is intended to help you compare the cost of investing in shares of the Global Allocation RM Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Global Allocation RM Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Allocation RM Fund's operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until January 1 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WSTCM Global Allocation Risk-Managed Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	190	1,354	2,501	5,303
Institutional Shares	165	643	1,148	2,536

Portfolio Turnover

The Global Allocation RM Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Allocation RM Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Allocation RM Fund's performance. During the most recent fiscal year, the Global Allocation RM Fund's portfolio turnover rate was 268% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE GLOBAL ALLOCATION RM FUND

The Global Allocation RM Fund is a "fund of funds." The term "fund of funds" is typically used to describe mutual funds, such as the Global Allocation RM Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds (e.g., open end and closed end mutual funds). In implementing its strategy, the Global Allocation RM Fund primarily invests in exchange traded funds ("ETFs") or baskets of securities (i.e., groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) that provide exposure to various regions and markets such as North America, Europe, Asia and Latin America. The Global Allocation RM Fund may invest in ETFs that provide exposure to both developed and emerging markets.

In seeking to achieve its investment objective, the Global Allocation RM Fund will primarily use a proprietary, quantitative, Global Allocation Risk-Managed Model developed and maintained by the Advisor to make investment decisions. The Global Allocation Risk-Managed Model attempts to manage risk by allocating between equity, fixed income and other types of investments based upon anticipated or perceived market volatility, credit risk and interest rate risk. The Global Allocation Risk-Managed Model directs investments in a globally diversified universe of publicly listed assets. The Global Allocation Risk-Managed Model generally allocates investments among and within three core groups:

(i) Core Equity Investments. Various segments of common stock issuers represented in the MSCI All Country World Index.

(ii) Core Fixed Income Investments. Various fixed income segments found within the Bloomberg Barclays U.S. Aggregate Bond Index.

(iii) Other Investments. Various segments of assets comprising alternative or non-core equity sector and income producing segments, that may or may not contain securities, which could be included within the other two categories, Core Equity Investments or Core Fixed Income Investments.

In making investment decisions, the advisor will normally use two layers of decision making. The first layer of decision making determines the target level of investment among the three core groups. This process serves to appoint an overall target exposure to equity as a matter of managing risk at the asset class level, and it is driven by the Global Allocation Risk-Managed Model's aggregate view of equity market conditions based on a variety of factors that are specified by the Advisor and continually evaluated by the quantitative Global Allocation Risk-Managed Model. The Global Allocation Risk-Managed Model first allocates the portfolio using a rules-based, proprietary, quantitative framework among the three core groups, assessing asset price trends, asset class correlation, momentum, indices or custom groupings and economic data. Such factors and data may include volatility for certain assets as well as indices such as the CBOE Volatility Index, or "VIX"; yield spreads between various credit segments (both U.S. and non-U.S. versus U.S. government bonds and other non-U.S. sovereign issues); shifts in key foreign exchange rates; yield curves for U.S. government bonds and other major sovereign issues; and sentiment as observed in trading volume, short interest and futures market activity. The sum of these inputs determines the allocation of assets among the Core Equity Investments, the Core Fixed Income Investments and the Other Investments.

The second layer of decision-making determines the securities selected within the three core groups. Each core group consists of underlying sub-models generally aligned with the core groups and the sub-models allocate to or rotate between the universe of holdings that comprise each core group. The allocations among each core group's holdings is based upon the Global-Allocation Risk-Managed Model's (and the sub-model's) determination or "ranking" of the relative, risk-adjusted momentum of each holding as outlined below.

Core Equity Investments

The Global Allocation RM Fund's Core Equity Investments allocation typically includes up to nine ETFs and/or baskets of securities at any one time, representing one or more major segments of the global equity markets including U.S. and foreign equity markets. The Core Equity Investment portion of the Global Allocation RM Fund will generally include ETFs and/or baskets of securities representing global equity segments, categorized on the basis of geography, sector, style, or some combination of these factors. Examples of the underlying investments in such ETFs and/or basket of securities include: U.S. large cap, mid cap, and small cap equity, developed market international equity, global equity sectors, and emerging markets equity and may include securities that trade on securities exchanges or over-the-counter markets.

Under normal market conditions, the Global Allocation Risk-Managed Model aims to invest up to 65% of the Global Allocation RM Fund's assets in the Core Equity Investments group and caps such investment at approximately 75% the Global Allocation RM Fund's assets. The Global Allocation RM Fund normally limits ETFs and/or baskets of securities with dedicated emerging markets equity exposure to around 15% of the Global Allocation RM Fund's total assets and limits those targeting a particular global equity sector to around 10% of the Global Allocation RM Fund's total assets.

Core Fixed Income Investments

The Core Fixed Income Investments allocation typically includes up to five ETFs and/or baskets of securities at any one time, representing one or more major segments of the core global bond markets, such as U.S. and non-U.S. fixed income securities of varying duration. The Global Allocation RM Fund may invest in fixed income securities of any credit quality, maturity or yield.

Examples of such investments include U.S. treasuries and foreign sovereign debt. This group also includes short-term investment-grade fixed income, cash or cash equivalents, which are holdings that typically make up only a portion of the Global Allocation RM Fund's assets allocated to the Core Fixed Income Investments. Under normal market conditions, the Global Allocation Risk-Managed Model aims to invest up to 35% of the Global Allocation RM Fund's assets in the Core Fixed Income Investments group, however, during periods of heightened volatility, relative allocations to this group may increase and this group may at times hold up to 100% of Global Allocation RM Fund's assets. These holdings could at times be 100% in short-term investment grade fixed income, cash or cash equivalents.

Other Investments

The Other Investments group provides exposure to a broad universe of listed assets that are not intended to serve in the other two groups. This group may include ETFs and/or baskets of securities that do not hold primarily common stock or investment-grade debt, but which are expected by the Advisor to provide a high level of total return through income or capital appreciation. The Global Allocation RM Fund may invest in fixed income securities of any credit quality, maturity or yield. Examples of investments in Other Investments include ETFs and/or baskets of securities providing exposure to high-yield debt, Master Limited Partnerships ("MLPs"), convertible securities, and emerging markets sovereign bonds. Other Investments are selected based on their risk, return and correlation characteristics and are used to enhance a portfolio of traditional equity and fixed income investments. Under normal market conditions, it is expected that the Other Investments category will not exceed 35% of Global Allocation RM Fund's assets. There will be instances where risk, return and correlation merit the portion of the Other Investments group be allocated to the Core Fixed Income Group.

Risk Management

The Global Allocation Risk-Managed Model is designed to diversify exposure to systemic market risk. As described above, at any given time, the Global Allocation Risk-Managed Model may call for reduced allocations to the Core Equity and Other Investments groups that it determines have the potential to underperform the overall market or that are experiencing greater market volatility and risk. In addition to reallocating between the core groups to reduce risk, the Global Allocation Risk-Managed Model may call for up to 100% of the Global Allocation RM Fund's Core Fixed Income holdings to be short-term investment-grade fixed income, cash or cash equivalents, which are holdings that typically make up only a portion of the Global Allocation RM Fund's assets allocated to the Core Fixed Income Investments. This scenario would typically reflect a heightened risk of loss of capital through investment in Core Equity Investments or Other Investments, as identified by the Global Allocation Risk-Managed Model.

The Global Allocation RM Fund's investment allocations, determined by the Global Allocation Risk-Managed Model, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds that do not pursue opportunistic and risk managed investment strategies based on market conditions. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Global Allocation RM Fund is expected to be significantly greater than 100%.

The Global Allocation RM Fund will generally sell securities when they no longer fit the desired allocation under the Global Allocation Risk-Managed Model or when the Advisor believes more attractive investment opportunities exist.

PRINCIPAL RISKS OF INVESTING IN THE GLOBAL ALLOCATION RM FUND

An investment in the Global Allocation RM Fund is subject to investment risks; therefore, you may lose money by investing in the Global Allocation RM Fund. There can be no assurance that the Global Allocation RM Fund will be successful in meeting its investment objective. The Global Allocation RM Fund is not intended to be a complete investment program. Generally, the Global Allocation RM Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Global Allocation RM Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Global Allocation RM Fund's portfolio) may decline, regardless of their long-term prospects.

Investment Model Risk: The share price of the Global Allocation RM Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Global Allocation Risk-Managed Model. The ability of the Global Allocation RM Fund to meet its investment objective is directly related to the ability of the Global Allocation Risk-Managed Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Global Allocation Risk-Managed Model will enable the Global Allocation RM Fund to achieve positive returns or outperform the market, and if the Global Allocation Risk-Managed Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund's share price may be adversely affected.

Exchange Traded Funds ("ETFs") Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded), including the risk that the general level of security prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to a conventional mutual fund: (1) the market price of an ETF's shares may trade at a discount to its net asset value ("NAV") due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF's underlying basket of securities, accordingly, there may be times when an ETF trades at a premium (creating the risk that the Global Allocation RM Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Global Allocation RM Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).; (2) an active trading market for an ETF's shares may not develop or be maintained; (3) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) the shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track. ETFs may be actively managed or indexed-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF's manager expectations regarding particular securities or markets are not met. An index based ETF's objective is to track the performance of a specific index. Index based ETFs generally invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount) included in the applicable index. Since passively managed ETFs are designed to track an index, securities may be purchased, retained and sold when an actively managed ETF would not do so. As a result, passively managed ETFs can expect greater risk of loss (and a corresponding prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.

Risks Related to "Fund of Funds" Structure: Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Global Allocation RM Fund to paying its proportionate share of fees and expenses from those investments. In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Global Allocation RM Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Since the Global Allocation RM Fund is a "fund of funds," your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Global Allocation RM Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

Additionally, the Global Allocation RM Fund is subject to the risks associated with the underlying holdings of the ETFs and other investment companies in which it invests. As described elsewhere in this Prospectus, the Global Allocation RM Fund will invest in a variety of ETFs and other investment companies, and, accordingly, such risks will vary.

Equity Securities: The Global Allocation RM Fund's equity securities investments may directly or indirectly (e.g., through an ETF or other investment company) include individual common stock traded on domestic securities exchanges or over-the counter markets or invest indirectly in such securities through investment companies. The prices of equity securities in which the Global Allocation RM Fund invests either directly or indirectly may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Global Allocation RM Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Global Allocation RM Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Global Allocation RM Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities, including securities held by the Global Allocation RM Fund, will likely decline.

Large-Cap Company Risk: The Global Allocation RM Fund may directly or indirectly invest in stocks of large-cap companies. Large-cap companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Mid-Cap Company Risk: The Global Allocation RM Fund may directly or indirectly invest in stocks of small and mid-cap companies. Stocks of small and mid-cap companies may have more risks than larger companies. In general, small and mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small and mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and increase the securities' volatility.

Fixed Income Securities Risk: The Global Allocation RM Fund may directly or indirectly invest in fixed income securities (or sometimes referred to as debt securities) of any credit quality, maturity or yield. There are risks associated with the potential investment of the Global Allocation RM Fund's assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Global Allocation RM Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in the Global Allocation RM Fund's Statement of Additional Information ("SAI").

●	Credit Risk. The value of the Global Allocation RM Fund's fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

●	Interest Rate Risk. The value of the Global Allocation RM Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally, when interest rates rise, the value of the Global Allocation RM Fund's fixed income investments can be expected to decline. The Global Allocation RM Fund may be subject to a greater risk of rising rates due to the current period of historically low interest rates and the likelihood of a general rise in interest rates.

●	Maturity Risk. The value of the Global Allocation RM Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Junk Bonds or Lower-Rated Securities Risk: The Global Allocation RM Fund may invest directly or indirectly in non-investment grade or lower-rated fixed income securities. Fixed income securities rated below Baa by Moody's Investor Service, Inc. ("Moody's") and BBB by S&P Global Rating ("S&P") or Fitch Ratings, Inc. ("Fitch") are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below "investment-grade" or "junk bonds." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Global Allocation RM Fund's net asset value. These risks can reduce the value of the Global Allocation RM Fund's shares and the income it earns.

Foreign Investing & Emerging Markets Risk: Non-U.S. investments carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets. To the extent the Global Allocation RM Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Foreign Fixed Income Securities: The Global Allocation RM Fund may invest directly or indirectly in non-U.S. based fixed income securities, including foreign currency-denominated corporate and foreign government notes and bonds. Investing in foreign fixed income securities has the same risks as investing in foreign securities generally. In addition, foreign corporate bonds are subject to the risks that foreign companies may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the U.S., which may make it more difficult to evaluate the business and/or financial position of the issuer and the value of the bond. Foreign government bonds are also subject to the risks that governmental issuers of debt securities may be unwilling to pay interest and repay principal when due or may require that conditions for payment be renegotiated.

Sovereign Debt: The Global Allocation RM Fund may invest directly or indirectly in sovereign debt securities issued or guaranteed by foreign governmental entities. In addition to the risks associated generally with fixed income securities and foreign fixed income securities, sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There may be limited or no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceeding through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Master Limited Partnership Risk: The Global Allocation RM Fund may directly or indirectly invest in the equity or debt securities of Master Limited Partnerships ("MLPs"), which are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter ("OTC") market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Convertible Securities Risk: The Global Allocation RM Fund may invest directly or indirectly in securities convertible into common stock. Convertible securities are subject to the risks of both fixed income securities and equity securities. The value of convertible securities tend to decline as interest rates rise and, due to the conversion feature, to vary with the fluctuations of the market value of the underlying equity security.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Global Allocation RM Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Global Allocation RM Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors. A fund that concentrates in a particular industry sector could experience greater volatility than funds investing in a broader range of industry sectors.

Geographic Risk: From time to time, based on market or economic conditions, the Global Allocation RM Fund may invest a significant portion of its assets in securities that provide exposure to a particular geographic region such as North America, Europe, Asia and Latin America. If the Fund does so, there is a greater risk that economic, political, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Global Allocation RM Fund's performance. There is also greater risk that the Fund's performance will be more volatile than the performance of more geographically diversified funds.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Global Allocation RM Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Global Allocation RM Fund expenses. High rates of portfolio turnover may lower the performance of the Global Allocation RM Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Global Allocation RM Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. Under normal circumstances, the anticipated portfolio turnover for the Global Allocation RM Fund is expected to be greater than 100%.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Global Allocation RM Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Global Allocation RM Fund's Institutional Class shares. The Global Allocation RM Fund's Investor Class shares would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Global Allocation RM Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

WSTCM Global Allocation Risk-Managed Fund Institutional Shares Calendar Year Returns

The 2019 year-to-date return of the Global Allocation RM Fund's Institutional Class shares through June 30, 2019 is 1.86%.

Quarterly Returns During This Time Period

Highest: 6.88% (quarter ended December 31, 2014)
Lowest: -9.51% (quarter ended December 31, 2018)

Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - WSTCM Global Allocation Risk-Managed Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	(5.81%)	2.00%	2.63%	Dec. 16, 2013
Institutional Shares | After Taxes on Distributions	(9.28%)	0.96%	1.58%	Dec. 16, 2013
Institutional Shares | After Taxes on Distributions and Sales	(2.77%)	1.26%	1.75%	Dec. 16, 2013
S&P Target Risk Moderate Index	(3.72%)	3.31%	3.63%	Dec. 16, 2013
S&P 500® Total Return Index	(4.38%)	8.49%	9.17%	Dec. 16, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Institutional Class shares only and after-tax returns for Investor Class shares will vary.